Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 8,290	$ 4,335	$ 8,710
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,883	8,477	6,454
Non cash stock- based compensation expenses	302	117	372
Provision for doubtful account	2,895	2,217	2,024
Deferred taxes	692	248	107
Discount accretion and premium amortization of held- to- maturity securities, net			(15)
Discount accretion and premium amortization of available- for- sale securities, net	(495)	(325)	(422)
Changes in liability for employee severance payments, net	111	19	8
Capital loss on sale of fixed assets, net	1	1
Changes in fair value of embedded currency conversion derivatives	(1,182)	2,130	(1,254)
Loss (profit) from trading securities, net	(59)	158	(164)
Changes in assets and liabilities, net of assets acquired and liabilities assumed in business combination:
Increase in accounts receivable - trade	(4,391)	(1,759)	(5,119)
Decrease (increase) in accounts receivable - other	177	626	(753)
Increase in prepaid expenses, net	(222)	(78)	(161)
Decrease (increase) long-term prepaid expenses	(441)	158	(1,171)
Increase (decrease) in accounts payable	1,655	17	(283)
Increase (decrease) in deferred income	(324)	(96)	1,018
Net cash provided by operating activities	15,892	16,245	9,351
Cash flows from investing activities
Investment in fixed assets	(6,575)	(14,657)	(15,265)
Business combination (See C below)	(1,218)
Investment in long-term prepaid expenses	(17)	(27)
Decrease (increase) in short-term investments, net	(1,339)		9,900
Investment in securities available- for- sale	(4,946)	(8,005)	(10,298)
Decrease (increase) in trading securities, net	1,512	(231)	(37)
Proceeds from sale and maturity of available- for- sale securities	10,159	12,161	10,281
Proceeds from held- to- maturity securities			780
Proceeds from sale of fixed assets	8	29
Net cash used in investing activities	(2,416)	(10,730)	(4,639)
Cash flows from financing activities
Dividend paid	(15,786)	(4,163)	(6,562)
Net cash used in financing activities	(15,786)	(4,163)	(6,562)
Increase (decrease) in cash and cash equivalents	(2,310)	1,352	(1,850)
Balance of cash and cash equivalents at beginning of year	14,443	13,091	14,941
Balance of cash and cash equivalents at end of year	12,133	14,443	13,091
A. Non-cash transactions
Investment in fixed assets	37	1,293	3,132
B. Supplementary cash flow information
Income taxes paid, net	1,218	1,694	3,027
C. Business combination
Fixed assets	411
Other accounts payable	(479)
Customer relationship	127
Goodwill	1,159
Net cash paid	$ 1,218